1348537

FORM D

FEDERAL

[redacted]

05076294

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Black Diamond Energy Partners 2005-C, Ltd.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

RECEIVED JUL 2 6 2005 WASH, D.C. 213 PROCESSING SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Black Diamond Energy Partners 2005-C, Ltd.

Address of Executive Offices	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
410 Mount Nebo Road	Pittsburgh, PA 15237	(412) 369-7855
Address of Principal Business Operations (if different from Executive Offices)	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business
Development of Oil & Gas Properties

PROCESSED
JAN 06 2006
THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☑ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 1 2 Year 0 5 ☐ Actual ☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) N V

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
See Exhibit "A" Attached Hereto and Made a Part Hereof

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 3,203,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): Turnkey Intangible Drilling Costs For Oil and Gas Wells	☑ $ 3,203,000.0(	☐ $
	☐ $	☐ $
Column Totals	☑ $ 3,203,000.00	☐ $ 0.00
Total Payments Listed (column totals added)	☑ $ 3,203,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Black Diamond Energy Partners 2005-C, Ltd.	[signature]	12-22-05
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Joseph L. Breznai	Black Diamond Energy, Inc., Managing General Partner	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	General Partner Units and Limited Partner Units	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA		x	250,000.0	0	-0-	0	-0-		x
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI		x	250,000.	1	40,000.	0	-0-		x
MN									
MS									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	General Partner Units and Limited Partner Untis	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

File for:
CRD# 130933
ALTERNATIVE WEALTH STRATEGIES, INC.

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	ALTERNATIVE WEALTH STRATEGIES, INC.
CRD Number	130933
SEC Number	8-066410
Applicant Name on Form BD	ALTERNATIVE WEALTH STRATEGIES, INC.
Business Phone Number	856-755-0707
Main Office	Located in NASD District: 9-Woodbridge
Main Office Address	1040 N. KINGS HIGHWAY, SUITE 302 CHERRY HILL, NJ 08034
Mailing Address	1040 N. KINGS HIGHWAY, SUITE 302 CHERRY HILL, NJ 08034

File for:
CRD# 130933
ALTERNATIVE WEALTH STRATEGIES, INC.

Data Current as of: 10/17/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
CA	Broker Dealer	Approved	09/21/2005
CT	Broker Dealer	Approved	07/28/2005
FL	Broker Dealer	Approved	04/22/2005
GA	Broker Dealer	Approved	07/08/2005
HI	Broker Dealer	Approved	04/22/2005
MA	Broker Dealer	Approved	01/26/2005
MD	Broker Dealer	Approved	03/01/2005
NASD	Broker Dealer	Approved	08/13/2004
NJ	Broker Dealer	Approved	08/27/2004
NY	Broker Dealer	Approved	09/21/2004
OH	Broker Dealer	Approved	07/05/2005
PA	Broker Dealer	Approved	10/21/2004
SC	Broker Dealer	Approved	09/28/2005
SEC	Broker Dealer	Approved	08/13/2004
TX	Broker Dealer	Approved	08/18/2005
VA	Broker Dealer	Approved	02/24/2005

CRD# 13609
BERTHEL, FISHER & COMPANY FINANCIAL SERVICES, INC.

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	BERTHEL, FISHER & COMPANY FINANCIAL SERVICES, INC.
CRD Number	13609
SEC Number	8-029426
Applicant Name on Form BD	BERTHEL, FISHER & COMPANY FINANCIAL SERVICES, INC.
Prior Business Names	BERTHEL, FISHER & FLEISCHMAN FINANCIAL SERVICES, INC. MORAMERICA FINANCIAL SERVICES, INC.
Business Phone Number	319-447-5700
Main Office	Located in NASD District: 4-Kansas City
Main Office Address	701 TAMA STREET BUILDING B MARION, IA 52302-0609
Mailing Address	P. O. BOX 609 MARION, IA 52302-0609

File for:
CRD# 13609
BERTHEL, FISHER & COMPANY FINANCIAL SERVICES, INC.

Data Current as of: 11/08/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	05/20/1998
AL	Broker Dealer	Approved	02/15/1994
AR	Broker Dealer	Approved	04/24/1989
AZ	Broker Dealer	Approved	04/10/1986
CA	Broker Dealer	Approved	09/22/1986
CO	Broker Dealer	Approved	12/13/1985
CT	Broker Dealer	Approved	04/03/1995
DC	Broker Dealer	Approved	02/23/1992
DE	Broker Dealer	Approved	08/14/1998
FL	Broker Dealer	Approved	07/01/1987
GA	Broker Dealer	Approved	06/16/1987
HI	Broker Dealer	Approved	03/18/1991
IA	Broker Dealer	Approved	09/07/1983
ID	Broker Dealer	Approved	05/31/1994
IL	Broker Dealer	Approved	01/23/1984
IN	Broker Dealer	Approved	01/06/1988
KS	Broker Dealer	Approved	01/22/1985
KY	Broker Dealer	Approved	03/16/1987
LA	Broker Dealer	Approved	08/23/1994
MA	Broker Dealer	Approved	04/28/1995
MD	Broker Dealer	Approved	02/26/1992
ME	Broker Dealer	Approved	04/07/1993
MI	Broker Dealer	Approved	03/08/1988
MN	Broker Dealer	Approved	09/17/1986
MO	Broker Dealer	Approved	04/30/1985
MS	Broker Dealer	Approved	10/20/1992
MT	Broker Dealer	Approved	12/17/1993
NASD	Broker Dealer	Approved	08/16/1983
NC	Broker Dealer	Approved	08/07/1991
ND	Broker Dealer	Approved	05/15/1992
NE	Broker Dealer	Approved	08/29/1984
NH	Broker Dealer	Approved	03/20/1997
NJ	Broker Dealer	Approved	12/17/1992
NM	Broker Dealer	Approved	07/07/1987
NV	Broker Dealer	Approved	05/22/1987
NY	Broker Dealer	Approved	06/11/1987

OH	Broker Dealer	Approved	11/27/1990
OK	Broker Dealer	Approved	06/24/1987
OR	Broker Dealer	Approved	04/15/1994
PA	Broker Dealer	Approved	11/16/1990
RI	Broker Dealer	Approved	06/12/1998
SC	Broker Dealer	Approved	07/24/1987
SD	Broker Dealer	Approved	07/05/1990
SEC	Broker Dealer	Approved	06/10/1983
TN	Broker Dealer	Approved	07/01/1994
TX	Broker Dealer	Approved	01/20/1987
UT	Broker Dealer	Approved	10/15/1996
VA	Broker Dealer	Approved	10/01/1984
VT	Broker Dealer	Approved	06/02/1995
WA	Broker Dealer	Approved	08/24/1992
WI	Broker Dealer	Approved	08/20/1986
WV	Broker Dealer	Approved	05/29/1998
WY	Broker Dealer	Approved	08/16/1990

File for:
CRD# 14667
BROOKSTREET SECURITIES CORPORATION

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	BROOKSTREET SECURITIES CORPORATION
CRD Number	14667
SEC Number	8-031032
Applicant Name on Form BD	BROOKSTREET SECURITIES CORPORATION
Prior Business Names	FINANCIAL MANAGEMENT ADVISORS,INC. TMG SECURITIES, INC.
Business Phone Number	(949) 852-6800
Main Office	Located in NASD District: 2-Los Angeles
Main Office Address	2361 CAMPUS DR. #210 IRVINE, CA 92612
Mailing Address	2361 CAMPUS DR. #210 IRVINE, CA 92612

File for:
CRD# 14667
BROOKSTREET SECURITIES CORPORATION

Data Current as of: 10/26/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	02/14/1992
AL	Broker Dealer	Approved	08/03/1992
AR	Broker Dealer	Approved	06/06/1994
AZ	Broker Dealer	Approved	07/01/1991
BSE	Broker Dealer	Approved	10/01/1990
CA	Broker Dealer	Approved	08/15/1985
CO	Broker Dealer	Approved	05/21/1991
CT	Broker Dealer	Approved	12/16/1992
DC	Broker Dealer	Approved	06/25/1994
DE	Broker Dealer	Approved	05/17/1995
FL	Broker Dealer	Approved	05/10/1991
GA	Broker Dealer	Approved	04/15/1991
HI	Broker Dealer	Approved	02/03/1994
IA	Broker Dealer	Approved	07/01/1992
ID	Broker Dealer	Approved	02/19/1992
IL	Broker Dealer	Approved	06/19/1991
IN	Broker Dealer	Approved	03/25/1992
KS	Broker Dealer	Approved	09/16/1992
KY	Broker Dealer	Approved	01/21/1992
LA	Broker Dealer	Approved	05/21/1993
MA	Broker Dealer	Approved	11/27/1991
MD	Broker Dealer	Approved	08/05/1993
ME	Broker Dealer	Approved	01/04/2000
MI	Broker Dealer	Approved	10/29/1992
MN	Broker Dealer	Approved	12/05/1991
MO	Broker Dealer	Approved	03/12/1993
MS	Broker Dealer	Approved	06/15/1995
MT	Broker Dealer	Approved	06/26/1992
NASD	Broker Dealer	Approved	01/15/1985
NC	Broker Dealer	Approved	07/17/1992
ND	Broker Dealer	Approved	11/18/1994
NE	Broker Dealer	Approved	06/17/1992
NH	Broker Dealer	Approved	12/12/1991
NJ	Broker Dealer	Approved	07/27/1992
NM	Broker Dealer	Approved	03/19/1993
NV	Broker Dealer	Approved	06/07/1991

NY	Broker Dealer	Approved	07/09/1990
OH	Broker Dealer	Approved	08/15/1991
OK	Broker Dealer	Approved	04/01/1992
OR	Broker Dealer	Approved	09/03/1991
PA	Broker Dealer	Approved	11/12/1992
PCX	Broker Dealer	Term Requested	10/28/2003
PR	Broker Dealer	Term Requested	12/31/2002
RI	Broker Dealer	Approved	05/12/1992
SC	Broker Dealer	Approved	08/14/1992
SD	Broker Dealer	Approved	02/04/1994
SEC	Broker Dealer	Approved	06/19/1984
TN	Broker Dealer	Approved	05/16/1991
TX	Broker Dealer	Approved	06/07/1991
UT	Broker Dealer	Approved	08/29/1990
VA	Broker Dealer	Approved	07/18/1991
VT	Broker Dealer	Approved	01/10/1994
WA	Broker Dealer	Approved	02/04/1992
WI	Broker Dealer	Approved	02/03/1995
WV	Broker Dealer	Approved	06/09/1992
WY	Broker Dealer	Approved	08/23/1993

File for:
CRD# 11899
BRYAN FUNDING, INC.

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	BRYAN FUNDING, INC.
CRD Number	11899
SEC Number	8-027880
Applicant Name on Form BD	BRYAN FUNDING, INC.
Prior Business Names	BRYAN FUNDING INC
Business Phone Number	412-276-9393
Main Office	Located in NASD District: 9-Philadelphia
Main Office Address	393 VANADIUM ROAD PITTSBURGH, PA 15243-1427
Mailing Address	393 VANADIUM ROAD PITTSBURGH, PA 15243-1427

File for:

Data Current as of: 10/17/2005

CRD# 11899

BRYAN FUNDING, INC. *

393 Vandium Road
Pittsburgh, PA 15243-1487

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
CA	Broker Dealer	Approved	05/26/1995
DE	Broker Dealer	Approved	10/06/2005
FL	Broker Dealer	Approved	10/08/1993
MD	Broker Dealer	Approved	08/09/2005
MN	Broker Dealer	Approved	09/30/1993
NASD	Broker Dealer	Approved	12/05/1985
NC	Broker Dealer	Term Requested	12/31/2001
NH	Broker Dealer	Approved	10/31/1996
NJ	Broker Dealer	Approved	06/18/1996
NV	Broker Dealer	Approved	12/18/2000
NY	Broker Dealer	Approved	10/12/2005
OH	Broker Dealer	Approved	09/01/1993
PA	Broker Dealer	Approved	08/31/1982
SEC	Broker Dealer	Approved	06/30/1982

'Document Title

Data Current as of: 10/25/2005

File for:
CRD# 130116
BROKERBANK SECURITIES, INC.

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	BROKERBANK SECURITIES, INC.
CRD Number	130116
SEC Number	8-066310
Applicant Name on Form BD	BROKERBANK SECURITIES, INC.
Business Phone Number	952-943-3925
Main Office	Located in NASD District: 4-Kansas City
Main Office Address	SUITE 508 - 7825 WASHINGTON AVENUE BLOOMINGTON / EDEN PRAIRIE, MN 55439
Mailing Address	9484 PAINTERS RIDGE SUITE 100 EDEN PRAIRIE, MN 55347-2831

File for: Data Current as of: 10/17/2005
CRD# 130116
BROKERBANK SECURITIES, INC. *

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
FL	Broker Dealer	Approved	05/16/2005
MN	Broker Dealer	Approved	05/21/2004
NASD	Broker Dealer	Approved	05/20/2004
NV	Broker Dealer	Approved	04/14/2005
SEC	Broker Dealer	Approved	05/20/2004
WI	Broker Dealer	Approved	06/15/2004

File for:
CRD# 20999
CALTON & ASSOCIATES, INC.

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	CALTON & ASSOCIATES, INC.
CRD Number	20999
SEC Number	8-038635
Applicant Name on Form BD	CALTON & ASSOCIATES, INC.
Business Phone Number	813-264-0440
Main Office	Located in NASD District: Florida
Main Office Address	14497 N. DALE MABRY HWY STE. 215 TAMPA, FL 33618
Mailing Address	14497 N. DALE MABRY HWY STE. 215 TAMPA, FL 33618

File for:
CRD# 20999
CALTON & ASSOCIATES, INC. *

Data Current as of: 10/17/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	02/24/1995
AL	Broker Dealer	Approved	02/25/1988
AR	Broker Dealer	Approved	04/23/1991
AZ	Broker Dealer	Approved	05/18/1988
CA	Broker Dealer	Approved	04/11/1988
CO	Broker Dealer	Approved	01/22/1988
CT	Broker Dealer	Approved	02/22/1988
DC	Broker Dealer	Approved	11/08/1993
DE	Broker Dealer	Approved	01/20/1988
FL	Broker Dealer	Approved	12/14/1987
GA	Broker Dealer	Approved	01/20/1988
HI	Broker Dealer	Approved	08/13/1993
IA	Broker Dealer	Approved	03/26/1991
ID	Broker Dealer	Approved	03/16/1992
IL	Broker Dealer	Approved	01/27/1988
IN	Broker Dealer	Approved	01/20/1988
KS	Broker Dealer	Approved	05/11/1992
KY	Broker Dealer	Approved	01/20/1988
LA	Broker Dealer	Approved	01/29/1988
MA	Broker Dealer	Approved	02/14/1991
MD	Broker Dealer	Approved	01/22/1988
ME	Broker Dealer	Approved	02/02/1988
MI	Broker Dealer	Approved	03/02/1988
MN	Broker Dealer	Approved	02/18/1988
MO	Broker Dealer	Approved	03/04/1988
MS	Broker Dealer	Approved	02/28/1990
MT	Broker Dealer	Approved	06/02/1992
NASD	Broker Dealer	Approved	12/15/1987
NC	Broker Dealer	Approved	02/04/1988
ND	Broker Dealer	Approved	03/08/1991
NE	Broker Dealer	Approved	01/18/1990
NH	Broker Dealer	Approved	04/04/1988
NJ	Broker Dealer	Approved	05/27/1988
NM	Broker Dealer	Approved	06/11/1992
NV	Broker Dealer	Approved	02/15/1990
NY	Broker Dealer	Approved	03/24/1988

OH	Broker Dealer	Approved	06/30/1988
OK	Broker Dealer	Approved	05/15/1991
OR	Broker Dealer	Approved	03/18/1992
PA	Broker Dealer	Approved	03/30/1988
RI	Broker Dealer	Approved	10/29/1991
SC	Broker Dealer	Approved	03/10/1988
SD	Broker Dealer	Approved	03/23/1992
SEC	Broker Dealer	Approved	11/20/1987
TN	Broker Dealer	Approved	01/28/1988
TX	Broker Dealer	Approved	03/10/1988
UT	Broker Dealer	Approved	02/17/1993
VA	Broker Dealer	Approved	01/21/1988
VT	Broker Dealer	Approved	03/22/1995
WA	Broker Dealer	Approved	06/14/1991
WI	Broker Dealer	Approved	04/26/1988
WV	Broker Dealer	Approved	05/22/1991
WY	Broker Dealer	Approved	01/30/1995

Data Current as of: 10/25/2005

File for:
CRD# 7779
CAPITAL GROWTH RESOURCES

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	CAPITAL GROWTH RESOURCES
CRD Number	7779
SEC Number	8-026590
Applicant Name on Form BD	CAPITAL GROWTH RESOURCES
Business Phone Number	(619) 440-7023
Main Office	Located in NASD District: 2-Los Angeles
Main Office Address	405 E. LEXINGTON AVENUE SUITE 201 EL CAJON, CA 92020
Mailing Address	P.O. BOX 69 EL CAJON, CA 92020

___File for:
CRD# 7779
CAPITAL GROWTH RESOURCES *

Data Current as of: 10/17/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AZ	Broker Dealer	Approved	08/25/1987
CA	Broker Dealer	Approved	02/21/1984
CO	Broker Dealer	Approved	12/07/1983
CT	Broker Dealer	Approved	11/25/1985
FL	Broker Dealer	Approved	05/03/1994
HI	Broker Dealer	Approved	07/14/1997
IL	Broker Dealer	Approved	06/27/1989
IN	Broker Dealer	Approved	09/12/1985
LA	Broker Dealer	Approved	09/16/1985
MA	Broker Dealer	Approved	03/20/2002
MI	Broker Dealer	Approved	04/04/1994
MN	Broker Dealer	Approved	09/06/1989
NASD	Broker Dealer	Approved	09/25/1979
NC	Broker Dealer	Approved	11/17/1998
NM	Broker Dealer	Approved	09/06/1996
NV	Broker Dealer	Approved	12/13/1994
NY	Broker Dealer	Approved	12/18/1998
OK	Broker Dealer	Approved	03/09/1994
OR	Broker Dealer	Approved	05/04/1998
PA	Broker Dealer	Approved	03/20/1991
RI	Broker Dealer	Approved	05/16/2001
SD	Broker Dealer	Approved	12/18/1984
SEC	Broker Dealer	Approved	09/22/1981
TN	Broker Dealer	Approved	09/21/1997
TX	Broker Dealer	Approved	03/20/1995
UT	Broker Dealer	Approved	07/13/1994
VA	Broker Dealer	Approved	06/29/2001
WA	Broker Dealer	Approved	07/08/1997
WI	Broker Dealer	Approved	05/18/1984
WV	Broker Dealer	Approved	02/02/1995

File for:
CRD# 30833
CENTAURUS FINANCIAL, INC.

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	CENTAURUS FINANCIAL, INC.
CRD Number	30833
SEC Number	8-045185
Applicant Name on Form BD	CENTAURUS FINANCIAL, INC.
Business Phone Number	714-456-1790
Main Office	Located in NASD District: 2-Los Angeles
Main Office Address	333 CITY BLVD WEST SUITE #2010 ORANGE, CA 92868
Mailing Address	333 CITY BLVD WEST SUITE #2010 ORANGE, CA 92868

File for:
CRD# 30833
CENTAURUS FINANCIAL, INC.

Data Current as of: 10/17/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	11/09/1993
AL	Broker Dealer	Approved	12/03/1993
AR	Broker Dealer	Approved	04/13/1994
AZ	Broker Dealer	Approved	11/09/1993
CA	Broker Dealer	Approved	04/22/1993
CO	Broker Dealer	Approved	06/02/1993
CT	Broker Dealer	Approved	09/07/1993
DC	Broker Dealer	Approved	07/30/1993
DE	Broker Dealer	Approved	01/26/1994
FL	Broker Dealer	Approved	08/18/1993
GA	Broker Dealer	Approved	10/13/1993
HI	Broker Dealer	Approved	10/20/1993
IA	Broker Dealer	Approved	06/30/1993
ID	Broker Dealer	Approved	12/07/1993
IL	Broker Dealer	Approved	08/31/1993
IN	Broker Dealer	Approved	06/21/1993
KS	Broker Dealer	Approved	10/28/1993
KY	Broker Dealer	Approved	07/02/1993
LA	Broker Dealer	Approved	10/29/1993
MA	Broker Dealer	Approved	10/22/1993
MD	Broker Dealer	Approved	06/29/1993
ME	Broker Dealer	Approved	01/31/1994
MI	Broker Dealer	Approved	06/02/1993
MN	Broker Dealer	Approved	11/02/1993
MO	Broker Dealer	Approved	10/25/1994
MS	Broker Dealer	Approved	09/08/1993
MT	Broker Dealer	Approved	06/08/1993
NASD	Broker Dealer	Approved	04/15/1993
NC	Broker Dealer	Approved	06/23/1993
ND	Broker Dealer	Approved	03/07/1994
NE	Broker Dealer	Approved	01/01/1994
NH	Broker Dealer	Approved	11/15/1993
NJ	Broker Dealer	Approved	08/18/1993
NM	Broker Dealer	Approved	11/10/1993
NV	Broker Dealer	Approved	11/05/1993
NY	Broker Dealer	Approved	10/28/1993

OH	Broker Dealer	Approved	10/20/1993
OK	Broker Dealer	Approved	07/07/1993
OR	Broker Dealer	Approved	07/21/1993
PA	Broker Dealer	Approved	02/01/1994
RI	Broker Dealer	Approved	09/02/1993
SC	Broker Dealer	Approved	10/19/1993
SD	Broker Dealer	Approved	10/20/1993
SEC	Broker Dealer	Approved	01/21/1993
TN	Broker Dealer	Approved	03/22/1995
TX	Broker Dealer	Approved	08/13/1993
UT	Broker Dealer	Approved	07/09/1993
VA	Broker Dealer	Approved	10/21/1993
VT	Broker Dealer	Approved	09/20/1993
WA	Broker Dealer	Approved	06/15/1993
WI	Broker Dealer	Approved	06/11/1993
WV	Broker Dealer	Approved	07/06/1993
WY	Broker Dealer	Approved	07/08/1993

Data Current as of: 10/25/2005

File for:
CRD# 45254
EAGLE ONE INVESTMENTS, LLC

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	EAGLE ONE INVESTMENTS, LLC
CRD Number	45254
SEC Number	8-051002
Applicant Name on Form BD	EAGLE ONE INVESTMENTS, LLC
Business Phone Number	701-223-5394
Main Office	Located in NASD District: 4-Kansas City
Main Office Address	401 WESTVIEW COURT WASHINGTON, IA 52353-0886
Mailing Address	P.O. BOX 886 WASHINGTON, IA 52353-0886

File for:
CRD# 45254
EAGLE ONE INVESTMENTS, LLC

Data Current as of: 10/17/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AL	Broker Dealer	Approved	09/28/2001
AR	Broker Dealer	Approved	10/06/1999
AZ	Broker Dealer	Approved	07/24/1998
CA	Broker Dealer	Approved	08/09/1999
CO	Broker Dealer	Approved	06/04/1999
DC	Broker Dealer	Approved	09/06/2005
FL	Broker Dealer	Approved	07/23/1998
GA	Broker Dealer	Approved	03/29/2000
IA	Broker Dealer	Approved	07/14/1998
ID	Broker Dealer	Approved	06/22/2000
IL	Broker Dealer	Approved	07/15/1998
IN	Broker Dealer	Approved	11/18/1999
KS	Broker Dealer	Approved	08/12/1998
KY	Broker Dealer	Approved	11/09/1998
LA	Broker Dealer	Approved	05/04/1999
MD	Broker Dealer	Approved	06/23/2003
MI	Broker Dealer	Approved	11/14/2000
MN	Broker Dealer	Approved	07/27/1998
MO	Broker Dealer	Approved	07/28/1998
MS	Broker Dealer	Approved	02/24/2005
MT	Broker Dealer	Approved	01/08/2001
NASD	Broker Dealer	Approved	07/14/1998
NC	Broker Dealer	Approved	10/12/1999
ND	Broker Dealer	Approved	09/21/1998
NE	Broker Dealer	Approved	07/28/1998
NJ	Broker Dealer	Approved	01/26/2005
NM	Broker Dealer	Approved	08/31/2001
NV	Broker Dealer	Approved	11/02/1999
NY	Broker Dealer	Approved	02/28/2004
OH	Broker Dealer	Approved	02/09/1999
OK	Broker Dealer	Approved	11/16/1998
OR	Broker Dealer	Approved	04/28/1999
PA	Broker Dealer	Approved	12/07/2004
RI	Broker Dealer	Approved	11/18/2004
SD	Broker Dealer	Approved	07/14/1998
SEC	Broker Dealer	Approved	07/14/1998

TX	Broker Dealer	Approved	07/07/1998
UT	Broker Dealer	Approved	06/29/2000
VA	Broker Dealer	Approved	08/30/2000
WA	Broker Dealer	Approved	04/15/1999
WI	Broker Dealer	Approved	08/31/1998
WY	Broker Dealer	Approved	08/23/1999

File for:
CRD# 46000
EPLANNING SECURITIES, INC.

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	EPLANNING SECURITIES, INC.
CRD Number	46000
SEC Number	8-051271
Applicant Name on Form BD	EPLANNING SECURITIES, INC.
Prior Business Names	E-PLANNING.COM SECURITIES, INC.
Business Phone Number	916-677-0177
Main Office	Located in NASD District: 1-San Francisco
Main Office Address	3721 DOUGLAS BLVD. SUITE 200 ROSEVILLE, CA 95661
Mailing Address	3721 DOUGLAS BLVD. #200 ROSEVILLE, CA 95661

File for:
CRD# 46000
EPLANNING SECURITIES, INC. *

Data Current as of: 10/17/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	12/17/1999
AL	Broker Dealer	Approved	01/26/2000
AR	Broker Dealer	Approved	12/03/1999
AZ	Broker Dealer	Approved	12/14/1999
CA	Broker Dealer	Approved	05/26/1999
CO	Broker Dealer	Approved	08/17/1999
CT	Broker Dealer	Approved	02/07/2000
DC	Broker Dealer	Approved	01/05/2000
DE	Broker Dealer	Approved	11/09/1999
FL	Broker Dealer	Approved	12/16/1999
GA	Broker Dealer	Approved	11/05/1999
HI	Broker Dealer	Approved	01/03/2000
IA	Broker Dealer	Approved	11/15/1999
ID	Broker Dealer	Approved	08/06/1999
IL	Broker Dealer	Approved	12/17/1999
IN	Broker Dealer	Approved	01/26/2000
KS	Broker Dealer	Approved	12/10/1999
KY	Broker Dealer	Approved	11/08/1999
LA	Broker Dealer	Approved	12/15/1999
MA	Broker Dealer	Approved	10/25/1999
MD	Broker Dealer	Approved	10/04/1999
ME	Broker Dealer	Approved	01/27/2000
MI	Broker Dealer	Approved	02/02/2000
MN	Broker Dealer	Approved	01/28/2000
MO	Broker Dealer	Approved	01/03/2000
MS	Broker Dealer	Approved	11/26/1999
MT	Broker Dealer	Approved	11/01/1999
NASD	Broker Dealer	Approved	03/11/1999
NC	Broker Dealer	Approved	12/14/1999
ND	Broker Dealer	Approved	12/09/1999
NE	Broker Dealer	Approved	12/16/1999
NH	Broker Dealer	Approved	02/29/2000
NJ	Broker Dealer	Approved	03/14/2000
NM	Broker Dealer	Approved	01/03/2000
NV	Broker Dealer	Approved	10/15/1999
NY	Broker Dealer	Approved	12/14/1999

OH	Broker Dealer	Approved	02/11/2000
OK	Broker Dealer	Approved	12/06/1999
OR	Broker Dealer	Approved	12/03/1999
PA	Broker Dealer	Approved	11/10/1999
PR	Broker Dealer	Approved	01/12/2000
RI	Broker Dealer	Approved	11/03/1999
SC	Broker Dealer	Approved	11/02/1999
SD	Broker Dealer	Approved	08/26/1999
SEC	Broker Dealer	Approved	03/11/1999
TN	Broker Dealer	Approved	12/21/1999
TX	Broker Dealer	Approved	12/20/1999
UT	Broker Dealer	Approved	09/27/1999
VA	Broker Dealer	Approved	12/14/1999
VT	Broker Dealer	Approved	12/14/1999
WA	Broker Dealer	Approved	08/02/1999
WI	Broker Dealer	Approved	12/14/1999
WV	Broker Dealer	Approved	10/28/1999
WY	Broker Dealer	Approved	11/04/1999

File for:
CRD# 135398
EQUINOX SECURITIES, INC.

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	EQUINOX SECURITIES, INC.
CRD Number	135398
SEC Number	8-066916
Applicant Name on Form BD	EQUINOX SECURITIES, INC.
Business Phone Number	760 868-5859
Main Office	Located in NASD District: 2-Los Angeles
Main Office Address	4050 PHELAN ROAD, SUITE 9 PHELAN, CA 92371
Mailing Address	4050 PHELAN ROAD, SUITE 9 PHELAN, CA 92371

File for:
CRD# 135398
EQUINOX SECURITIES, INC.

Data Current as of: 10/26/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AL	Broker Dealer	Approved	07/22/2005
AZ	Broker Dealer	Approved	08/19/2005
CA	Broker Dealer	Approved	06/29/2005
CO	Broker Dealer	Approved	08/22/2005
CT	Broker Dealer	Approved	08/15/2005
DC	Broker Dealer	Approved	07/11/2005
DE	Broker Dealer	Approved	08/11/2005
FL	Broker Dealer	Approved	07/19/2005
GA	Broker Dealer	Approved	08/17/2005
IL	Broker Dealer	Approved	08/02/2005
KS	Broker Dealer	Approved	07/19/2005
MA	Broker Dealer	Approved	07/07/2005
MI	Broker Dealer	Approved	08/29/2005
MN	Broker Dealer	Approved	07/27/2005
NASD	Broker Dealer	Approved	06/29/2005
NC	Broker Dealer	Approved	07/15/2005
NJ	Broker Dealer	Approved	08/10/2005
NM	Broker Dealer	Approved	07/21/2005
NV	Broker Dealer	Approved	07/08/2005
NY	Broker Dealer	Approved	08/22/2005
OH	Broker Dealer	Approved	07/14/2005
OK	Broker Dealer	Approved	07/06/2005
PA	Broker Dealer	Approved	07/11/2005
SC	Broker Dealer	Approved	08/17/2005
SEC	Broker Dealer	Approved	06/29/2005
TN	Broker Dealer	Approved	10/06/2005
TX	Broker Dealer	Approved	07/18/2005
VA	Broker Dealer	Approved	07/12/2005
WA	Broker Dealer	Approved	07/05/2005
WI	Broker Dealer	Approved	07/22/2005

___File for:
CRD# 16668
FINANCIAL WEST GROUP

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	FINANCIAL WEST GROUP
CRD Number	16668
SEC Number	8-034448
Applicant Name on Form BD	FINANCIAL WEST INVESTMENT GROUP, INC.
Prior Business Names	PACIFIC ASSET GROUP, INC.
Business Phone Number	805-497-9222
Main Office	Located in NASD District: 2-Los Angeles
Main Office Address	4510 E. THOUSAND OAKS BLVD. WESTLAKE VILLAGE, CA 91362
Mailing Address	P.O. BOX 5123 THOUSAND OAKS, CA 91359-5123

File for:
CRD# 16668
FINANCIAL WEST GROUP *

Data Current as of: 10/17/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	06/15/1990
AL	Broker Dealer	Approved	04/11/1995
AR	Broker Dealer	Approved	05/18/1995
AZ	Broker Dealer	Approved	06/05/1989
CA	Broker Dealer	Approved	05/08/1986
CO	Broker Dealer	Approved	02/12/1990
CT	Broker Dealer	Approved	09/13/1989
DC	Broker Dealer	Approved	08/21/1988
DE	Broker Dealer	Approved	01/30/1995
FL	Broker Dealer	Approved	08/10/1988
GA	Broker Dealer	Approved	01/10/1991
HI	Broker Dealer	Approved	11/05/1987
IA	Broker Dealer	Approved	05/14/1990
ID	Broker Dealer	Approved	08/01/1994
IL	Broker Dealer	Approved	09/09/1988
IN	Broker Dealer	Approved	05/29/1992
KS	Broker Dealer	Approved	08/28/1991
KY	Broker Dealer	Approved	07/26/1994
LA	Broker Dealer	Approved	01/26/1995
MA	Broker Dealer	Approved	07/12/1990
MD	Broker Dealer	Approved	08/05/1988
ME	Broker Dealer	Approved	08/16/1999
MI	Broker Dealer	Approved	08/20/1990
MN	Broker Dealer	Approved	03/26/1992
MO	Broker Dealer	Approved	01/29/1991
MS	Broker Dealer	Approved	02/27/1995
MT	Broker Dealer	Approved	09/10/1991
NASD	Broker Dealer	Approved	03/21/1986
NC	Broker Dealer	Approved	01/26/1989
ND	Broker Dealer	Approved	11/29/1999
NE	Broker Dealer	Approved	03/27/1992
NH	Broker Dealer	Approved	08/30/1995
NJ	Broker Dealer	Approved	09/14/1990
NM	Broker Dealer	Approved	09/23/1988
NV	Broker Dealer	Approved	03/25/1989
NY	Broker Dealer	Approved	08/04/1988

OH	Broker Dealer	Approved	02/07/1992
OK	Broker Dealer	Approved	09/23/1988
OR	Broker Dealer	Approved	06/04/1990
PA	Broker Dealer	Approved	09/20/1989
RI	Broker Dealer	Approved	02/14/1995
SC	Broker Dealer	Approved	02/08/1995
SD	Broker Dealer	Approved	02/14/1992
SEC	Broker Dealer	Approved	09/30/1985
TN	Broker Dealer	Approved	05/03/1995
TX	Broker Dealer	Approved	03/22/1989
UT	Broker Dealer	Approved	05/31/1989
VA	Broker Dealer	Approved	08/05/1988
VT	Broker Dealer	Approved	07/18/1995
WA	Broker Dealer	Approved	11/08/1991
WI	Broker Dealer	Approved	07/13/1992
WV	Broker Dealer	Approved	02/07/1995
WY	Broker Dealer	Approved	02/13/1995

Data Current as of: 10/25/2005

File for:
CRD# 35567
IMS SECURITIES, INC.

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	IMS SECURITIES, INC.
CRD Number	35567
SEC Number	8-046722
Applicant Name on Form BD	IMS SECURITIES, INC.
Business Phone Number	713-266-2993
Main Office	Located in NASD District: 6-Dallas
Main Office Address	1500 CITY WEST BLVD. SUITE 500 HOUSTON, TX 77042
Mailing Address	1500 CITY WEST BLVD. SUITE 500 HOUSTON, TX 77042

File for: Data Current as of: 10/17/2005
CRD# 35567
IMS SECURITIES, INC. *

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	08/11/2004
AL	Broker Dealer	Approved	11/27/1995
AR	Broker Dealer	Approved	03/12/1999
AZ	Broker Dealer	Approved	01/31/1997
CA	Broker Dealer	Approved	05/26/1994
CO	Broker Dealer	Approved	06/10/1994
CT	Broker Dealer	Approved	03/06/1998
DC	Broker Dealer	Approved	02/15/2002
DE	Broker Dealer	Approved	10/27/2004
FL	Broker Dealer	Approved	06/30/1994
GA	Broker Dealer	Approved	01/30/1998
HI	Broker Dealer	Approved	05/26/2004
IA	Broker Dealer	Approved	09/27/2000
ID	Broker Dealer	Approved	03/12/1997
IL	Broker Dealer	Approved	06/03/1994
IN	Broker Dealer	Approved	06/22/1994
KS	Broker Dealer	Approved	08/26/2002
KY	Broker Dealer	Approved	09/26/2002
LA	Broker Dealer	Approved	05/26/1994
MA	Broker Dealer	Approved	02/05/2001
MD	Broker Dealer	Approved	06/03/1994
MI	Broker Dealer	Approved	06/06/1994
MN	Broker Dealer	Approved	04/08/1997
MO	Broker Dealer	Approved	06/16/1995
MS	Broker Dealer	Approved	04/04/1995
NASD	Broker Dealer	Approved	02/14/1994
NC	Broker Dealer	Approved	06/07/1994
NE	Broker Dealer	Approved	11/14/2001
NH	Broker Dealer	Approved	11/14/2000
NJ	Broker Dealer	Approved	05/09/1995
NM	Broker Dealer	Approved	06/13/1994
NV	Broker Dealer	Approved	02/07/1995
NY	Broker Dealer	Approved	06/15/1994
OH	Broker Dealer	Approved	06/07/1994
OK	Broker Dealer	Approved	03/17/1994
OR	Broker Dealer	Approved	03/11/1999

PA	Broker Dealer	Approved	04/04/1995
SC	Broker Dealer	Approved	01/29/1996
SD	Broker Dealer	Approved	12/07/1999
SEC	Broker Dealer	Approved	12/06/1993
TN	Broker Dealer	Approved	11/05/1997
TX	Broker Dealer	Approved	01/18/1994
UT	Broker Dealer	Approved	03/13/1996
VA	Broker Dealer	Approved	06/06/1994
VT	Broker Dealer	Approved	08/04/2000
WA	Broker Dealer	Approved	01/19/1996
WI	Broker Dealer	Approved	12/10/2001
WV	Broker Dealer	Approved	11/12/2002
WY	Broker Dealer	Approved	05/05/2005

File for:
CRD# 16164
INTERSECURITIES, INC.

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	INTERSECURITIES, INC.
CRD Number	16164
SEC Number	8-033429
Applicant Name on Form BD	INTERSECURITIES, INC.
Prior Business Names	IDEX DISTRIBUTORS, INC. PIONEER WESTERN DISTRIBUTORS, INC.
Business Phone Number	727-299-1800
Main Office	Located in NASD District: Florida
Main Office Address	570 CARILLON PARKWAY ST. PETERSBURG, FL 33716-1202
Mailing Address	P.O. BOX 9053 CLEARWATER, FL 33758-9053

File for:
CRD# 16164
INTERSECURITIES, INC.

Data Current as of: 10/26/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	04/01/1985
AL	Broker Dealer	Approved	02/22/1985
AR	Broker Dealer	Approved	12/17/1985
AZ	Broker Dealer	Approved	04/02/1985
CA	Broker Dealer	Approved	04/10/1985
CO	Broker Dealer	Approved	04/19/1985
CT	Broker Dealer	Approved	07/01/1985
DC	Broker Dealer	Approved	03/08/1985
DE	Broker Dealer	Approved	04/03/1985
FL	Broker Dealer	Approved	03/04/1985
GA	Broker Dealer	Approved	03/25/1985
HI	Broker Dealer	Approved	08/26/1985
IA	Broker Dealer	Approved	04/18/1985
ID	Broker Dealer	Approved	05/21/1985
IL	Broker Dealer	Approved	02/21/1985
IN	Broker Dealer	Approved	02/20/1985
KS	Broker Dealer	Approved	04/16/1985
KY	Broker Dealer	Approved	02/26/1985
LA	Broker Dealer	Approved	06/07/1985
MA	Broker Dealer	Approved	03/25/1985
MD	Broker Dealer	Approved	02/19/1985
ME	Broker Dealer	Approved	03/25/1985
MI	Broker Dealer	Approved	03/19/1985
MN	Broker Dealer	Approved	02/20/1985
MO	Broker Dealer	Approved	04/09/1990
MS	Broker Dealer	Approved	04/19/1985
MT	Broker Dealer	Approved	03/20/1985
NASD	Broker Dealer	Approved	03/19/1985
NC	Broker Dealer	Approved	03/28/1985
ND	Broker Dealer	Approved	03/08/1985
NE	Broker Dealer	Approved	03/11/1985
NH	Broker Dealer	Approved	03/27/1985
NJ	Broker Dealer	Approved	04/11/1985
NM	Broker Dealer	Approved	03/20/1985
NV	Broker Dealer	Approved	02/05/1985
NY	Broker Dealer	Approved	03/06/1985

OH	Broker Dealer	Approved	02/20/1985
OK	Broker Dealer	Approved	02/28/1985
OR	Broker Dealer	Approved	03/21/1985
PA	Broker Dealer	Approved	03/04/1985
PR	Broker Dealer	Approved	09/10/1999
RI	Broker Dealer	Approved	03/29/1985
SC	Broker Dealer	Approved	04/29/1985
SD	Broker Dealer	Approved	05/06/1985
SEC	Broker Dealer	Approved	02/14/1985
TN	Broker Dealer	Approved	03/26/1985
TX	Broker Dealer	Approved	02/25/1985
UT	Broker Dealer	Approved	05/03/1985
VA	Broker Dealer	Approved	02/21/1985
VT	Broker Dealer	Approved	03/22/1985
WA	Broker Dealer	Approved	06/26/1991
WI	Broker Dealer	Approved	05/14/1985
WV	Broker Dealer	Approved	03/25/1985
WY	Broker Dealer	Approved	03/28/1985

File for:
CRD# 47536
INVESTMENT SECURITY CORPORATION

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	INVESTMENT SECURITY CORPORATION
CRD Number	47536
SEC Number	8-051832
Applicant Name on Form BD	INVESTMENT SECURITY CORPORATION
Business Phone Number	818-222-1210
Main Office	Located in NASD District: 2-Los Angeles
Main Office Address	23945 CALABASAS ROAD SUITE 113-C CALABASAS, CA 91302
Mailing Address	23945 CALABASAS ROAD SUITE 113-C CALABASAS, CA 91302

___File for:
CRD# 47536
INVESTMENT SECURITY CORPORATION *

Data Current as of: 10/17/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
CA	Broker Dealer	Approved	04/27/2000
NASD	Broker Dealer	Approved	11/29/1999
SEC	Broker Dealer	Approved	11/29/1999

Document Title

Data Current as of: 10/25/2005

File for:
CRD# 46338
IRON STREET SECURITIES INC.

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	IRON STREET SECURITIES INC.
CRD Number	46338
SEC Number	8-051387
Applicant Name on Form BD	IRON STREET SECURITIES INC.
Business Phone Number	785-827-7700
Main Office	Located in NASD District: 4-Kansas City
Main Office Address	112 EAST IRON AVE SALINA, KS 67401
Mailing Address	P.O. BOX 1186 SALINA, KS 67402-1186

File for:
CRD# 46338
IRON STREET SECURITIES INC. *

Data Current as of: 10/17/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AZ	Broker Dealer	Approved	03/17/2003
CA	Broker Dealer	Approved	01/11/2000
CO	Broker Dealer	Approved	06/21/1999
FL	Broker Dealer	Approved	11/08/1999
GA	Broker Dealer	Approved	06/18/2004
IA	Broker Dealer	Approved	06/25/1999
IL	Broker Dealer	Approved	02/01/2000
IN	Broker Dealer	Approved	07/05/2005
KS	Broker Dealer	Approved	03/22/1999
KY	Broker Dealer	Approved	06/11/2002
MI	Broker Dealer	Approved	11/09/2000
MN	Broker Dealer	Approved	02/16/2000
MO	Broker Dealer	Approved	10/08/1999
NASD	Broker Dealer	Approved	03/19/1999
ND	Broker Dealer	Approved	10/25/1999
NE	Broker Dealer	Approved	06/22/1999
NY	Broker Dealer	Approved	01/29/2001
OH	Broker Dealer	Approved	05/18/2001
OK	Broker Dealer	Approved	01/07/2000
SD	Broker Dealer	Approved	01/03/2005
SEC	Broker Dealer	Approved	03/19/1999
TX	Broker Dealer	Approved	10/25/1999
WI	Broker Dealer	Approved	05/23/2005
WY	Broker Dealer	Approved	01/18/2000

Document Title

Data Current as of: 10/25/2005

___File for:
CRD# 45314
MEDALLION INVESTMENT SERVICES, INC.

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	MEDALLION INVESTMENT SERVICES, INC.
CRD Number	45314
SEC Number	8-051029
Applicant Name on Form BD	MEDALLION INVESTMENT SERVICES, INC.
Business Phone Number	410-544-8400
Main Office	Located in NASD District: 9-Philadelphia
Main Office Address	811 GOVERNOR RITCHIE HGWY STE. 25 SEVERNA PARK, MD 21146
Mailing Address	811 GOVERNOR RITCHIE HGWY STE. 25 SEVERNA PARK, MD 21146

___File for: Data Current as of: 10/17/2005

CRD# 45314
MEDALLION INVESTMENT SERVICES, INC. *
811 Governor Ritchie Highway, Suite 25
Severna Park, MD 21146

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	03/21/2001
AL	Broker Dealer	Approved	04/30/1999
AR	Broker Dealer	Approved	01/15/1999
AZ	Broker Dealer	Approved	03/29/1999
CA	Broker Dealer	Approved	01/20/1999
CO	Broker Dealer	Approved	01/27/1999
CT	Broker Dealer	Approved	03/17/2000
DC	Broker Dealer	Approved	08/19/1998
DE	Broker Dealer	Approved	11/25/1998
FL	Broker Dealer	Approved	11/25/1998
GA	Broker Dealer	Approved	11/24/1998
HI	Broker Dealer	Approved	07/01/2004
IA	Broker Dealer	Approved	03/15/1999
ID	Broker Dealer	Approved	01/07/2005
IL	Broker Dealer	Approved	11/25/1998
IN	Broker Dealer	Approved	01/21/2000
KY	Broker Dealer	Approved	06/29/1998
LA	Broker Dealer	Approved	05/28/1999
MA	Broker Dealer	Approved	03/19/1999
MD	Broker Dealer	Approved	11/24/1998
ME	Broker Dealer	Approved	05/07/2004
MI	Broker Dealer	Approved	10/29/1998
MN	Broker Dealer	Approved	12/01/1998
MO	Broker Dealer	Approved	12/04/1998
MS	Broker Dealer	Approved	11/24/1998
MT	Broker Dealer	Approved	08/29/2001
NASD	Broker Dealer	Approved	11/23/1998
NC	Broker Dealer	Approved	11/25/1998
NH	Broker Dealer	Approved	03/10/1999
NJ	Broker Dealer	Approved	12/15/1998
NM	Broker Dealer	Approved	03/20/2001
NV	Broker Dealer	Approved	01/07/1999
NY	Broker Dealer	Approved	12/21/1998
OH	Broker Dealer	Approved	11/25/1998
OK	Broker Dealer	Approved	01/08/2003
OR	Broker Dealer	Approved	04/20/1999

PA	Broker Dealer	Approved	11/25/1998
RI	Broker Dealer	Approved	03/24/1999
SC	Broker Dealer	Approved	01/05/1999
SD	Broker Dealer	Approved	01/08/1999
SEC	Broker Dealer	Approved	11/23/1998
TN	Broker Dealer	Approved	01/01/1999
TX	Broker Dealer	Approved	09/09/1998
UT	Broker Dealer	Approved	07/17/2002
VA	Broker Dealer	Approved	08/25/1998
VT	Broker Dealer	Approved	02/10/2005
WA	Broker Dealer	Approved	11/24/1998
WI	Broker Dealer	Approved	02/25/1999
WV	Broker Dealer	Approved	11/30/1998

Document Title

Data Current as of: 10/25/2005

File for:
CRD# 101600
MICHIGAN SECURITIES, INC.

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	MICHIGAN SECURITIES, INC.
CRD Number	101600
SEC Number	8-052094
Applicant Name on Form BD	MICHIGAN SECURITIES, INC.
Business Phone Number	248-358-4393
Main Office	Located in NASD District: 8-Chicago
Main Office Address	21415 CIVIC CENTER DR STE 200 SOUTHFIELD, MI 48076-1901
Mailing Address	21415 CIVIC CENTER DR STE 200 SOUTHFIELD, MI 48076-1901

File for:
CRD# 101600
MICHIGAN SECURITIES, INC. *

Data Current as of: 10/17/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AZ	Broker Dealer	Approved	03/14/2003
CA	Broker Dealer	Approved	06/21/2000
CT	Broker Dealer	Approved	07/24/2003
FL	Broker Dealer	Approved	06/29/2000
GA	Broker Dealer	Approved	01/14/2004
IN	Broker Dealer	Approved	02/08/2005
MI	Broker Dealer	Approved	06/19/2000
NASD	Broker Dealer	Approved	05/22/2000
NJ	Broker Dealer	Approved	01/02/2004
NY	Broker Dealer	Approved	10/27/2004
OH	Broker Dealer	Approved	09/02/2003
OR	Broker Dealer	Approved	03/07/2003
SC	Broker Dealer	Approved	01/29/2004
SEC	Broker Dealer	Approved	05/22/2000
TX	Broker Dealer	Approved	02/23/2005
VA	Broker Dealer	Approved	03/10/2005
WI	Broker Dealer	Approved	03/11/2003

Document Title

Data Current as of: 10/25/2005

File for:
CRD# 14754
QA3 FINANCIAL CORP.

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	QA3 FINANCIAL CORP.
CRD Number	14754
SEC Number	8-031155
Applicant Name on Form BD	QA3 FINANCIAL CORP.
Prior Business Names	INVESTORS FIRST SECURITIES, LTD.
Business Phone Number	402-964-3702
Main Office	Located in NASD District: 4-Kansas City
Main Office Address	ONE VALMONT PLAZA 4TH FLOOR OMAHA, NE 68154-5203
Mailing Address	ONE VALMONT PLAZA-4TH FL. OMAHA, NE 68154-5203

File for: Data Current as of: 10/17/2005
CRD# 14754
QA3 FINANCIAL CORP. *

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	01/28/2002
AL	Broker Dealer	Approved	08/12/1999
AR	Broker Dealer	Approved	01/12/1999
AZ	Broker Dealer	Approved	03/17/1999
CA	Broker Dealer	Approved	01/29/1999
CO	Broker Dealer	Approved	03/02/1998
CT	Broker Dealer	Approved	06/29/1999
DC	Broker Dealer	Approved	08/05/1999
DE	Broker Dealer	Approved	07/28/1999
FL	Broker Dealer	Approved	03/09/1999
GA	Broker Dealer	Approved	02/11/1999
HI	Broker Dealer	Approved	07/26/1999
IA	Broker Dealer	Approved	03/09/1984
ID	Broker Dealer	Approved	07/13/1999
IL	Broker Dealer	Approved	01/13/1999
IN	Broker Dealer	Approved	01/13/1999
KS	Broker Dealer	Approved	02/16/1999
KY	Broker Dealer	Approved	06/23/1999
LA	Broker Dealer	Approved	07/08/1999
MA	Broker Dealer	Approved	07/29/1999
MD	Broker Dealer	Approved	01/04/1999
ME	Broker Dealer	Approved	01/11/2001
MI	Broker Dealer	Approved	04/25/1999
MN	Broker Dealer	Approved	03/10/1999
MO	Broker Dealer	Approved	04/23/1999
MS	Broker Dealer	Approved	07/28/1999
MT	Broker Dealer	Approved	05/25/1999
NASD	Broker Dealer	Approved	03/22/1984
NC	Broker Dealer	Approved	06/08/1999
ND	Broker Dealer	Approved	07/06/1999
NE	Broker Dealer	Approved	08/25/1986
NH	Broker Dealer	Approved	03/16/2001
NJ	Broker Dealer	Approved	08/24/1999
NM	Broker Dealer	Approved	02/26/1999
NV	Broker Dealer	Approved	02/11/1999
NY	Broker Dealer	Approved	01/28/1999

OH	Broker Dealer	Approved	01/27/1999
OK	Broker Dealer	Approved	02/08/1999
OR	Broker Dealer	Approved	06/30/1999
PA	Broker Dealer	Approved	03/17/1999
RI	Broker Dealer	Approved	07/08/1999
SC	Broker Dealer	Approved	07/29/1999
SD	Broker Dealer	Approved	07/19/1999
SEC	Broker Dealer	Approved	03/01/1984
TN	Broker Dealer	Approved	02/08/1999
TX	Broker Dealer	Approved	03/05/1999
UT	Broker Dealer	Approved	05/26/1999
VA	Broker Dealer	Approved	06/28/1999
VT	Broker Dealer	Approved	05/06/2002
WA	Broker Dealer	Approved	12/29/1998
WI	Broker Dealer	Approved	08/02/1999
WV	Broker Dealer	Approved	06/08/1999
WY	Broker Dealer	Approved	01/04/1999

Data Current as of: 10/25/2005

File for:
CRD# 43100
QUESTAR CAPITAL CORPORATION

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	QUESTAR CAPITAL CORPORATION
CRD Number	43100
SEC Number	8-050174
Applicant Name on Form BD	QUESTAR CAPITAL CORPORATION
Business Phone Number	734-213-6000
Main Office	Located in NASD District: 8-Chicago
Main Office Address	655 FAIRFIELD COURT SUITE 200 ANN ARBOR, MI 48108
Mailing Address	655 FAIRFIELD COURT SUITE 200 ANN ARBOR, MI 48108-2263

Data Current as of: 10/17/2005

File for:
CRD# 43100
QUESTAR CAPITAL CORPORATION *

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	10/01/1997
AL	Broker Dealer	Approved	07/02/1998
AR	Broker Dealer	Approved	05/23/2001
AZ	Broker Dealer	Approved	09/03/1997
CA	Broker Dealer	Approved	09/02/1997
CO	Broker Dealer	Approved	07/24/1997
CT	Broker Dealer	Approved	02/03/1999
DC	Broker Dealer	Approved	08/30/1997
DE	Broker Dealer	Approved	05/03/1999
FL	Broker Dealer	Approved	08/07/1997
GA	Broker Dealer	Approved	08/18/1997
HI	Broker Dealer	Approved	01/24/2002
IA	Broker Dealer	Approved	05/13/1998
ID	Broker Dealer	Approved	05/13/1999
IL	Broker Dealer	Approved	08/07/1997
IN	Broker Dealer	Approved	09/02/1997
KS	Broker Dealer	Approved	04/10/1998
KY	Broker Dealer	Approved	02/17/1998
LA	Broker Dealer	Approved	12/07/2000
MA	Broker Dealer	Approved	10/01/1997
MD	Broker Dealer	Approved	09/16/1997
ME	Broker Dealer	Approved	07/31/2000
MI	Broker Dealer	Approved	07/18/1997
MN	Broker Dealer	Approved	03/03/1998
MO	Broker Dealer	Approved	06/24/1998
MS	Broker Dealer	Approved	07/13/1999
MT	Broker Dealer	Approved	04/17/1998
NASD	Broker Dealer	Approved	07/07/1997
NC	Broker Dealer	Approved	10/30/1997
ND	Broker Dealer	Approved	08/04/2000
NE	Broker Dealer	Approved	07/02/1999
NH	Broker Dealer	Approved	10/24/1997
NJ	Broker Dealer	Approved	09/03/1997
NM	Broker Dealer	Approved	08/21/1998
NV	Broker Dealer	Approved	10/20/1998
NY	Broker Dealer	Approved	09/12/1997

OH	Broker Dealer	Approved	07/16/1997
OK	Broker Dealer	Approved	06/04/1998
OR	Broker Dealer	Approved	01/11/1999
PA	Broker Dealer	Approved	09/16/1997
RI	Broker Dealer	Approved	03/23/1998
SC	Broker Dealer	Approved	08/19/1997
SD	Broker Dealer	Approved	12/06/1999
SEC	Broker Dealer	Approved	07/07/1997
TN	Broker Dealer	Approved	08/11/1997
TX	Broker Dealer	Approved	10/17/1997
UT	Broker Dealer	Approved	09/18/1997
VA	Broker Dealer	Approved	08/27/1997
VT	Broker Dealer	Approved	07/16/2001
WA	Broker Dealer	Approved	01/01/1999
WI	Broker Dealer	Approved	09/04/1997
WV	Broker Dealer	Approved	11/10/1997
WY	Broker Dealer	Approved	04/07/1998

File for:
CRD# 3538
SUNSET FINANCIAL SERVICES, INC.

Data Current as of: 10/26/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	SUNSET FINANCIAL SERVICES, INC.
CRD Number	3538
SEC Number	8-014148
Applicant Name on Form BD	SUNSET FINANCIAL SERVICES, INC.
Business Phone Number	816-753-7000
Main Office	Located in NASD District: 4-Kansas City
Main Office Address	3520 BROADWAY KANSAS CITY, MO 64111
Mailing Address	P.O. BOX 219365 KANSAS CITY, MO 64141-9365

File for:
CRD# 3538
SUNSET FINANCIAL SERVICES, INC.

Data Current as of: 10/26/2005

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	04/16/1969
AL	Broker Dealer	Approved	04/21/1995
AR	Broker Dealer	Approved	02/07/1995
AZ	Broker Dealer	Approved	03/30/1995
CA	Broker Dealer	Approved	01/01/1970
CO	Broker Dealer	Approved	09/05/1986
CT	Broker Dealer	Approved	04/24/1995
DC	Broker Dealer	Approved	04/22/1995
DE	Broker Dealer	Approved	03/27/1995
FL	Broker Dealer	Approved	04/10/1995
GA	Broker Dealer	Approved	03/28/1995
HI	Broker Dealer	Approved	04/23/1984
IA	Broker Dealer	Approved	02/07/1995
ID	Broker Dealer	Approved	10/15/1992
IL	Broker Dealer	Approved	02/08/1995
IN	Broker Dealer	Approved	04/18/1995
KS	Broker Dealer	Approved	03/08/1995
KY	Broker Dealer	Approved	01/31/1995
LA	Broker Dealer	Approved	03/23/1995
MA	Broker Dealer	Approved	05/03/1995
MD	Broker Dealer	Approved	02/21/1995
ME	Broker Dealer	Approved	09/02/1997
MI	Broker Dealer	Approved	02/06/1995
MN	Broker Dealer	Approved	04/19/1995
MO	Broker Dealer	Approved	05/28/1993
MS	Broker Dealer	Approved	03/17/1995
MT	Broker Dealer	Approved	09/25/1984
NASD	Broker Dealer	Approved	12/10/1968
NC	Broker Dealer	Approved	02/17/1995
ND	Broker Dealer	Approved	04/07/1995
NE	Broker Dealer	Approved	04/25/1995
NH	Broker Dealer	Approved	05/23/1995
NJ	Broker Dealer	Approved	05/02/1995
NM	Broker Dealer	Approved	05/09/1995
NV	Broker Dealer	Approved	01/05/1987
NY	Broker Dealer	Approved	10/31/1996

OH	Broker Dealer	Approved	02/07/1995
OK	Broker Dealer	Approved	02/16/1995
OR	Broker Dealer	Approved	10/24/1981
PA	Broker Dealer	Approved	03/07/1995
RI	Broker Dealer	Approved	05/04/1995
SC	Broker Dealer	Approved	04/07/1995
SD	Broker Dealer	Approved	04/13/1995
SEC	Broker Dealer	Approved	04/24/1977
TN	Broker Dealer	Approved	02/02/1995
TX	Broker Dealer	Approved	02/16/1988
UT	Broker Dealer	Approved	04/21/1983
VA	Broker Dealer	Approved	03/28/1995
VT	Broker Dealer	Approved	05/17/1995
WA	Broker Dealer	Approved	04/20/1983
WI	Broker Dealer	Approved	02/07/1995
WV	Broker Dealer	Approved	03/23/1995
WY	Broker Dealer	Approved	02/27/1992

File for:
CRD# 18923
TRANSAM SECURITIES, INC.

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	TRANSAM SECURITIES, INC.
CRD Number	18923
SEC Number	8-037065
Applicant Name on Form BD	TRANSAM SECURITIES, INC.
Business Phone Number	407/869-5608
Main Office	Located in NASD District: Florida
Main Office Address	1111 DOUGLAS AVENUE ALTAMONTE SPRINGS, FL 32714
Mailing Address	1111 DOUGLAS AVENUE ALTAMONTE SPRINGS, FL 32714

File for: Data Current as of: 10/17/2005
CRD# 18923
TRANSAM SECURITIES, INC.

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AL	Broker Dealer	Approved	01/02/2002
CA	Broker Dealer	Approved	04/01/1987
CO	Broker Dealer	Approved	02/05/1999
CT	Broker Dealer	Approved	05/13/2002
FL	Broker Dealer	Approved	03/19/1987
GA	Broker Dealer	Approved	09/03/1992
IN	Broker Dealer	Approved	08/18/1999
KS	Broker Dealer	Approved	05/08/2001
LA	Broker Dealer	Approved	04/23/2004
MA	Broker Dealer	Approved	10/13/2000
MD	Broker Dealer	Approved	01/14/2004
MI	Broker Dealer	Approved	02/25/1999
MT	Broker Dealer	Approved	03/28/2005
NASD	Broker Dealer	Approved	03/20/1987
NC	Broker Dealer	Approved	09/06/2000
NJ	Broker Dealer	Approved	03/16/1999
NY	Broker Dealer	Approved	04/12/2005
OH	Broker Dealer	Approved	03/17/1999
SC	Broker Dealer	Approved	01/21/1998
SEC	Broker Dealer	Approved	03/06/1987
TN	Broker Dealer	Approved	01/01/1993
TX	Broker Dealer	Approved	07/27/2000
UT	Broker Dealer	Approved	01/15/2004
VA	Broker Dealer	Approved	06/05/1987

File for:
CRD# 14503
VSR FINANCIAL SERVICES, INC.

Data Current as of: 10/25/2005

ADDRESS/GENERAL INFORMATION

This section provides the brokerage firm's name, CRD number, SEC number, Applicant Name on Form BD, NASD District where the brokerage firm is located, and the brokerage firm's main and mailing addresses.

NASD Member Firm	VSR FINANCIAL SERVICES, INC.
CRD Number	14503
SEC Number	8-030780
Applicant Name on Form BD	VSR FINANCIAL SERVICES, INC.
Prior Business Names	BURCH & COMPANY, INC.
Business Phone Number	913-498-2900
Main Office	Located in NASD District: 4-Kansas City
Main Office Address	8620 W 110TH STREET 200 OVERLAND PARK, KS 66210-9651
Mailing Address	PO BOX 26250 SHAWNEE MISSION, KS 66225-6250

File for:

Data Current as of: 10/17/2005

CRD# 14503

VSR FINANCIAL SERVICES, INC. *

8620 West 110th St.
Overland Park, KS 66210

Registrations

This section provides the jurisdictions in which the brokerage firm is registered or licensed to do business, the category of each registration, and the date on which the registration was granted.

Jurisdiction/SRO	Category	Status	Status As Of Date
AK	Broker Dealer	Approved	09/24/1986
AL	Broker Dealer	Approved	09/10/1985
AR	Broker Dealer	Approved	10/31/1985
AZ	Broker Dealer	Approved	03/23/1984
CA	Broker Dealer	Approved	10/26/1984
CO	Broker Dealer	Approved	02/14/1984
CT	Broker Dealer	Approved	05/29/1985
DC	Broker Dealer	Approved	04/27/1985
DE	Broker Dealer	Approved	04/03/1985
FL	Broker Dealer	Approved	02/19/1985
GA	Broker Dealer	Approved	09/04/1984
HI	Broker Dealer	Approved	03/09/1989
IA	Broker Dealer	Approved	03/27/1985
ID	Broker Dealer	Approved	10/02/1990
IL	Broker Dealer	Approved	03/25/1985
IN	Broker Dealer	Approved	04/25/1985
KS	Broker Dealer	Approved	01/23/1984
KY	Broker Dealer	Approved	08/05/1985
LA	Broker Dealer	Approved	03/17/1988
MA	Broker Dealer	Approved	04/12/1985
MD	Broker Dealer	Approved	04/25/1985
ME	Broker Dealer	Approved	11/08/1991
MI	Broker Dealer	Approved	05/16/1985
MN	Broker Dealer	Approved	01/24/1985
MO	Broker Dealer	Approved	01/17/1984
MS	Broker Dealer	Approved	04/05/1985
MT	Broker Dealer	Approved	05/15/1989
NASD	Broker Dealer	Approved	01/25/1984
NC	Broker Dealer	Approved	09/05/1984
ND	Broker Dealer	Approved	09/06/1988
NE	Broker Dealer	Approved	03/29/1985
NH	Broker Dealer	Approved	04/09/1990
NJ	Broker Dealer	Approved	08/28/1985
NM	Broker Dealer	Approved	02/05/1986
NV	Broker Dealer	Approved	04/15/1986
NY	Broker Dealer	Approved	04/22/1985

OH	Broker Dealer	Approved	03/19/1985
OK	Broker Dealer	Approved	03/09/1984
OR	Broker Dealer	Approved	03/22/1985
PA	Broker Dealer	Approved	03/26/1985
PR	Broker Dealer	Approved	02/06/2004
RI	Broker Dealer	Approved	05/09/1989
SC	Broker Dealer	Approved	07/23/1986
SD	Broker Dealer	Approved	10/24/1986
SEC	Broker Dealer	Approved	12/15/1983
TN	Broker Dealer	Approved	03/12/1985
TX	Broker Dealer	Approved	05/01/1984
UT	Broker Dealer	Approved	01/03/1991
VA	Broker Dealer	Approved	04/22/1985
VT	Broker Dealer	Approved	01/29/1997
WA	Broker Dealer	Approved	04/08/1985
WI	Broker Dealer	Approved	03/16/1987
WV	Broker Dealer	Approved	01/14/1991
WY	Broker Dealer	Approved	09/27/1989